Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 178,256		¥ 452,166
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		117,000	[3]	388,000	[4]
Mizuho Financial Group Inc | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		4,000		¥ 265,000
Operating loss carryforwards, expiration date				Mar. 31, 2018
Mizuho Securities Company Limited
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		110,729		¥ 115,698
Mizuho Securities Company Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 111,000		¥ 116,000
Operating loss carryforwards, expiration date		Mar. 31, 2026

[1]	The amount includes ¥115,698 million and ¥110,729 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017 and 2018, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million and ¥86,189 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2017. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards. A portion of the net operating loss carryforwards of ¥264,234 million that expired as of March 31, 2018, resulted in a significant decrease in the deferred tax asset on the net operating loss carryforward.
[3]	¥4 billion of the Japan deferred tax assets of ¥117 billion is related to MHFG, the significant decrease in gross deferred tax and corresponding valuation allowance from the prior year is due to an expiration of the net operating loss carryforwards. ¥111 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[4]	¥265 billion of the Japan deferred tax assets of ¥388 billion is related to MHFG, which is offset by a full valuation allowance, and expired during the fiscal year ended March 31, 2018. In addition, ¥116 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.